Expense Example, No Redemption - PGIM Jennison U.S. Core Equity ETF - No Share Class	Aug. 31, 2023 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	$ 61